Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,835,000.00
Total Fee Amount	391.51
Total Offset Amount	0.00
Net Fee	$ 391.51
Offering Table N/A
Offset Table N/A	N/A